Schedule of Reconciliation of Income Tax Expense Computed at Statutory Corporate Income Tax Rate to Effective Income Tax Rate (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Tax expense computed at federal statutory rate	21.00%	21.00%
State tax	6.40%	(12.70%)
Change in valuation allowance	11.60%	80.00%
Foreign rate differential	9.20%	(7.70%)
Non-deductible expenses	(15.20%)	62.60%
Uncertain Tax Positions	(53.50%)	52.30%
Other	3.20%	5.50%
Total income tax expense	(17.30%)	201.00%